Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the CD&A in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. The Compensation Committee did not consider the pay-versus-performance disclosure below in making its pay decisions for any of the fiscal years shown.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for David R. Morris (1)	Compensation Actually Paid to David R. Morris (2)	Summary Compensation Table Total for Alan Thian (3)	Compensation Actually Paid to Alan Thian (2)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (in millions)	Diluted EPS (6)
(a)	(b)	(c)			(d)	(e)	(f)	(g)	(h)	(h)

2022	$1,183,555	$1,159,843	$1,444,211	$(6,994)	$573,828	$562,213	$105.60	$116.09	$64.33	$3.33

2021	$-	$-	$3,414,552	$4,065,310	$733,089	$906,520	$129.57	$124.74	$56.91	$2.86

2020	$-	$-	$2,703,159	$2,505,720	$577,408	$571,663	$74.30	$91.29	$32.93	$1.65

(1) Mr. Morris was appointed interim President, Chief Executive Officer, and Chief Financial Officer of the Company and the Bank in February 2022

(2) Amounts represent compensation actually paid to the applicable CEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules. Compensation actually paid to our CEOs and NEOs represents the “Total” compensation reported in the Summary Compensation Table reduced by all equity incentive compensation for the applicable fiscal year and then adjusted for the value of certain items discussed below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP consist of:

Adjustment To PEO Compensation, Footnote [Text Block]

	2022			2021		2020
	David R. Morris	Alan Thian	Average Non-CEO NEOs	Alan Thian	Average Non-CEO NEOs	Alan Thian	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,183,555	$1,444,211	$573,828	$3,414,552	$733,089	$2,703,159	$577,408
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$-	$-	$-	$-	$-	$-	$-
Amount added for current year service cost	$-	$-	$-	$-	$-	$-	$-
Amount added for prior service cost impacting current year	$-	$-	$-	$-	$-	$-	$-
Total Adjustments for Pension	$-	$-	$-	$-	$-	$-	$-
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(62,495)	$(408,405)	$(49,993)	$(1,064,400)	$(41,396)	$-	$(13,842)
Year-end fair value of unvested awards granted in the current year	$47,976	$-	$38,378	$1,572,000	$106,235	$-	$8,097
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(9,517)	$-	$-	$-	$83,828	$(83,810)	$-
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$324	$5,200	$-	$143,158	$24,763	$(113,629)	$-
Forfeitures during current year equal to prior year-end fair value	$-	$(1,048,000)	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in the total compensation	$-	$-	$-	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(23,712)	$(1,451,205)	$(11,615)	$143,158	$173,431	$(197,439)	$(5,744)

Compensation Actually Paid (as calculated)	$1,159,843	$(6,994)	$562,213	$4,065,310	$906,520	$2,505,720	$571,663

(3) Effective April 8, 2022, Mr. Thian resigned from his positions as President and Chief Executive Officer of the Company and the Bank.

(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2022: Vincent Liu, Jeffrey Yeh, Tsu Te Huang
2021: David R. Morris, Vincent Liu, Tammy Song
2020: David R. Morris, Larson Lee

Non-PEO NEO Average Total Compensation Amount	$ 573,828	$ 733,089	$ 577,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 562,213	906,520	571,663
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below compare the relationship between CAP to our CEO and the average of CAP to our remaining NEOs, with:

●	The Company’s cumulative Total Stockholder Return (“TSR) and the Peer Group’s cumulative TSR
●	The Company’s Net Income
●	The Company Selected Measure, which is Diluted EPS

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our CEO to Company performance. The measures in this table are not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

Diluted EPS
Return on Average Assets
Audit Results
Total Loan Growth
Total Deposit Growth
NPAs/Total Assets
Commercial Loan Growth
Average Cost of Deposits

Total Shareholder Return Amount	$ 105.60	129.57	74.30
Peer Group Total Shareholder Return Amount	116.09	124.74	91.29
Net Income (Loss)	$ 64,330,000	$ 56,910,000	$ 32,930,000
Company Selected Measure Amount	3.33	2.86	1.65
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Audit Results
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Loan Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Deposit Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	NPAs/Total Assets
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Commercial Loan Growth
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Average Cost of Deposits
PEO Morris Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0	$ 0
NEO Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,495)
NEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,993)	(41,396)	(13,842)
PEO Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,064,400)	0
PEO Morris Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,976
PEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,572,000	0
NEO Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,378	106,235	8,097
PEO Morris Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,517)
PEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(83,810)
NEO Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	83,828	0
PEO Morris Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324
PEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,200	143,158	(113,629)
NEO Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	24,763	0
PEO Morris Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
NEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO Morris Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Morris Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,712)
PEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,205)	143,158	(197,439)
NEO Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,615)	173,431	(5,744)
David Morris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,183,555	0	0
PEO Actually Paid Compensation Amount	1,159,843	0	0
Alan Thian [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,444,211	3,414,552	2,703,159
PEO Actually Paid Compensation Amount	(6,994)	$ 4,065,310	$ 2,505,720
PEO David Morris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,183,555